Leases (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Summary of the future annual minimum lease payments for operating leases

Fiscal Year	Total
2021 Remaining	$1,427
2022	3,320
2023	3,553
2024	3,525
2025	2,578
Thereafter	3,385
Total	$17,788

Fiscal Year	Total
2021	$1,620
2022	1,633
2023	1,647
2024	1,675
2025	1,363
Thereafter	570
Total	$8,508